Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2019
Business and segmental reporting
Schedul of revenues of major customers

The following table presents consolidated revenues for charterers that accounted for more than 10% of the Company’s consolidated revenues during the years presented:

	For the years ended December 31
	2019	2018	2017
Charterer A	<10%	27,025,590	34,797,654

Schedule of revenues contributions

The following table presents the Company’s revenue contributions by nature of vessel employment.

	For the years ended December 31
	2019	2018
Voyage charters (1)	218,969,349	193,679,937
Time charters (2)	10,974,608	2,453,062
Pooling arrangements (3)	98,283	14,046,182
	230,042,240	210,179,181